Shareholder Report, Holdings (Details) - C000236828	Oct. 31, 2024
HYBE8253894
Holdings [Line Items]
Percent of Total Investments	10.60%
Kakao8253902
Holdings [Line Items]
Percent of Total Investments	9.90%
NAVER8253917
Holdings [Line Items]
Percent of Total Investments	9.70%
JYP Entertainment8253900
Holdings [Line Items]
Percent of Total Investments	9.40%
SOOP8253938
Holdings [Line Items]
Percent of Total Investments	6.30%
Studio Dragon8253941
Holdings [Line Items]
Percent of Total Investments	4.90%
SM Entertainment8253935
Holdings [Line Items]
Percent of Total Investments	4.90%
YG Entertainment8253948
Holdings [Line Items]
Percent of Total Investments	4.90%
Dexter Studios8253881
Holdings [Line Items]
Percent of Total Investments	4.70%
CJ CGV8253864
Holdings [Line Items]
Percent of Total Investments	4.60%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	99.70%